                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR/A

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FOR THE QUARTER ENDING MARCH 31, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Report for the Calendar Year of Quarter Ended:   MARCH 31, 2004
                                                 --------------


Check here if Amendment [ X  ]; Amendment Number:              1
                                                  --------------
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [ X ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     REDSKY PARTNERS, LLC
Address:  800 NICOLLET MALL
          25TH FLOOR
          MINNEAPOLIS, MN 55402


Form 13F File Number: 28-10435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     GREGG D. GROECHEL
Title:    MANAGING MEMBER
Phone:    612-659-4412

Signature, Place, and Date of Signing:

       /S/ GREGG D. GROECHEL       MINNEAPOLIS, MINNESOTA     DECEMBER 6, 2004
       ---------------------       ----------------------     ----------------
           [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          15
                                                 --

Form 13F Information Table Value Total:          $419,751
                                                 ---------
                                                 (thousands)

List of Other Included Managers:                 NONE


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                     13F FILING FOR QUARTER ENDING 03/31/04

Issuer                             Type                Cusip     Value x 1000   Shares      SH/PRN   Put/Call Investment  Other
                                                                               Prn Amt                        Discretion  Managers

AFFILIATED COMPUTER SERVICES       OPTIONS - CALLS     008190900       23,874      460,000  SH       CALL     SOLE
BANK OF AMERICA CORP               OPTIONS - CALLS     060505904      106,311    1,312,800  SH       CALL     SOLE
BARR PHARMACEUTICALS INC           OPTIONS - PUTS      068306959       17,442      380,000  SH       PUT      SOLE
BECKMAN COULTER INC                OPTIONS - PUTS      075811959       18,544      340,000  SH       PUT      SOLE
BOEING CO                          OPTIONS - PUTS      097023955       18,231      443,900  SH       PUT      SOLE
CARDINAL HEALTH INC                OPTIONS - PUTS      14149Y958       27,560      400,000  SH       PUT      SOLE
CATERPILLAR INC                    OPTIONS - CALLS     149123901       15,814      200,000  SH       CALL     SOLE
FISERV INC                         OPTIONS - CALLS     337738908       12,877      360,000  SH       CALL     SOLE
HARLEY DAVIDSON INC                OPTIONS - CALLS     412822908       22,936      430,000  SH       CALL     SOLE
J C PENNEY COMPANY INC             OPTIONS - PUTS      708160956       19,477      560,000  SH       PUT      SOLE
PANERA BREAD CO                    OPTIONS - CALLS     69840W908       19,460      500,000  SH       CALL     SOLE
RADIAN GROUP INC                   OPTIONS - CALLS     750236901       11,502      270,000  SH       CALL     SOLE
SURMODICS INC                      OPTIONS - CALLS     868873900       14,933      750,000  SH       CALL     SOLE
UNIVISION COMMUNICATIONS INC       OPTIONS - CALLS     914906902       41,593    1,260,000  SH       CALL     SOLE
VARIAN INC                         OPTIONS - PUTS      92220P955       49,197      570,000  SH       PUT      SOLE

                                                                      419,751

Issuer                                  Voting         Voting        Voting
                                        Authority      Authority     Authority
                                        Sole           Shared        None
AFFILIATED COMPUTER SERVICES              460,000             0              0           MC
BANK OF AMERICA CORP                    1,312,800             0              0           LC
BARR PHARMACEUTICALS INC                  380,000             0              0           SC
BECKMAN COULTER INC                       340,000             0              0           SC
BOEING CO                                 443,900             0              0           LC
CARDINAL HEALTH INC                       400,000             0              0           LC
CATERPILLAR INC                           200,000             0              0           LC
FISERV INC                                360,000             0              0           MC
HARLEY DAVIDSON INC                       430,000             0              0           LC
J C PENNEY COMPANY INC                    560,000             0              0           MC
PANERA BREAD CO                           500,000             0              0           SC
RADIAN GROUP INC                          270,000             0              0           SC
SURMODICS INC                             750,000             0              0           SC
UNIVISION COMMUNICATIONS INC            1,260,000             0              0           MC
VARIAN INC                                570,000             0              0           MC



